Leases (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Right-of-use asset
Total	R$ 44,899	R$ 62,808
Current	17,862	21,539
Non-current	27,037	41,269
Total	R$ 44,899	R$ 62,808
Properties
Right-of-use asset
Average discount rate (per year)	6.96%	8.26%
Total	R$ 38,602	R$ 54,369
Total	R$ 38,602	R$ 54,369
Vehicles
Right-of-use asset
Average discount rate (per year)	17.38%	16.63%
Total	R$ 6,297	R$ 8,439
Total	R$ 6,297	R$ 8,439